Provisions and Contingencies - Breakdown of provisions by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary Of Provisions [line items]
Provisions by nature, beginning	R$ 943,071
Additions	49,892
Write-offs	(68,370)
Payments	(25,080)
Interest	25,082
Provisions by nature, ending	924,595
Current	40,455	R$ 77,822
Non-current	884,140	R$ 865,249
IRPJ and CSLL [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	532,341
Additions	221
Write-offs	(6,600)
Interest	15,319
Provisions by nature, ending	541,281
PIS and COFINS [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	26,271
Write-offs	(16,771)
Interest	655
Provisions by nature, ending	10,155
ICMS [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	100,823
Additions	1,204
Write-offs	(5,521)
Payments	(614)
Interest	580
Provisions by nature, ending	96,472
Civil, environmental and regulatory claims [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	90,932
Additions	18,009
Write-offs	(17,318)
Payments	(8,979)
Interest	3,211
Provisions by nature, ending	85,855
Labor litigation [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	101,173
Additions	29,103
Write-offs	(19,970)
Payments	(15,487)
Interest	3,191
Provisions by nature, ending	98,010
Other [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	91,531
Additions	1,355
Write-offs	(2,190)
Interest	2,126
Provisions by nature, ending	R$ 92,822